Leases - Schedule of Lease Payable by Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Year of maturity
Lease liabilities	R$ 45,171	R$ 53,136
2025 [Member]
Year of maturity
Lease liabilities		9,464
2026 [Member]
Year of maturity
Lease liabilities	10,665	10,311
2027 [Member]
Year of maturity
Lease liabilities	11,618	11,233
2028 [Member]
Year of maturity
Lease liabilities	12,657	12,237
2029 [Member]
Year of maturity
Lease liabilities	R$ 10,231	R$ 9,891